FAIR VALUE MEASUREMENTS - Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes (Details)	Dec. 31, 2024 Y D	Dec. 31, 2023 Y
Assumed 2024 Note
Fair value disclosure
Maturity date | D	5
Discount Rate | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	20	15
Probability of conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate		15
Probability of automatic conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate		85
Remaining term for automatic conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate		0.5
Minimum | Probability of conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0.70
Minimum | Probability of voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0
Minimum | Remaining term for conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0.01	0.88
Minimum | Remaining term for voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0.01
Maximum | Probability of conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	1
Maximum | Probability of voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0.30
Maximum | Remaining term for conversion at maturity scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0.28	1.38
Maximum | Remaining term for voluntary conversion scenario | Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
Fair value disclosure
Fair value measurement input, discount rate	0.03